       As filed with the Securities and Exchange Commission on November 17, 2011

                                           1933 Act Registration No. 333-175622

                                            1940 Act Registration No. 811-22583
================================================================================
                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-1A

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933      [_]

                      POST-EFFECTIVE AMENDMENT NO. 2                    [X]

                                      and

      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  [_]

                               AMENDMENT NO. 2                         [X]

                             LINCOLN ADVISORS TRUST
               (Exact Name of Registrant as Specified in Charter)

                           Daniel R. Hayes, President
                           1300 South Clinton Street
                           Fort Wayne, Indiana 46802
                    (Address of Principal Executive Offices)

       Registrant's Telephone Number, Including Area Code: (260) 455-2000

                            Jill R. Whitelaw,Esquire
                            Lincoln Financial Group
                           150 N. Radnor-Chester Road
                                Radnor, PA 19087

                    (Name and Address of Agent for Service)

                        Copies of all communications to:

                         Robert A. Robertson, Esquire
                                  Dechert, LLP
                          2010 Main Street, Suite 500
                               Irvine, CA 92614

                          Fiscal Year-end: December 31

It is proposed that this filing will become effective:

[X]  immediately upon filing pursuant to paragraph (b)

[_]  on, pursuant to paragraph (b)

[_]  60 days after filing pursuant to paragraph (a)(1)

[_]  on _______________ pursuant to paragraph (a)(1)

[_]  75 days after filing pursuant to paragraph (a)(2)

[_]  on _______________ pursuant to paragraph (a)(2) of Rule 485.

   If appropriate, check the following box:

[_] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note: This Post-Effective Amendment to the Registration Statement of Lincoln Advisors Trust is being filed to conform the funds' prospectuses to the XBRL requirements as set forth in 17 C.F.R. Parts 230, 232, 239, and 274.

                                 SIGNATURE PAGE

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 2 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Fort Wayne, and State of Indiana on this 17th day of November, 2011.

   LINCOLN ADVISORS TRUST


   By: /s/ Daniel R. Hayes
       ------------------------------------
       Daniel R. Hayes
       President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in their capacities indicated on November 17, 2011.

Signature                        Title


/s/ Daniel R. Hayes              Chairman of the Board, President and Trustee
------------------------------
                                 (Principal Executive Officer)
Daniel R. Hayes


/s/ William P. Flory, Jr.        Chief Accounting Officer
------------------------------
                                 (Principal Accounting Officer and Principal
                                 Financial Officer)
William P. Flory, Jr.


*/s/ Michael D. Coughlin         Trustee
------------------------------
Michael D. Coughlin


*/s/ Nancy J. Frisby             Trustee
------------------------------
Nancy J. Frisby


*/s/ Elizabeth S. Hager          Trustee
------------------------------
Elizabeth S. Hager


*/s/ Gary D. Lemon               Trustee
------------------------------
Gary D. Lemon


*/s/ Thomas D. Rath              Trustee
------------------------------
Thomas D. Rath


*/s/ Kenneth G. Stella           Trustee
------------------------------
Kenneth G. Stella


*/s/ David H. Windley            Trustee
------------------------------
David H. Windley


*By: /s/ Jill R. Whitelaw        Attorney-in-Fact
 ---------------------------
  Jill R. Whitelaw

*    Pursuant to Powers of Attorney filed with this Registration Statement.

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EXHIBIT INDEX

EXHIBIT NO.

EX-101.INS  XBRL Instance Document
EX-101.SCH  XBRL Taxonomy Extension Schema Document
EX-101.CAL  XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF  XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB  XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE  XBRL Taxonomy Extension Presentation Linkbase